Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Disclosure of provisions

	Closure and Decommissioning	Litigation	Total
December 31, 2017	$65,396	$4,097	$69,493
Revisions in estimates and obligations incurred	6,516	—	6,516
Charged (credited) to earnings:
-new provisions	—	1,308	1,308
-change in estimate	—	(173)	(173)
-exchange gains on provisions	—	(253)	(253)
Charged in the year	—	(411)	(411)
Reclamation expenditures	(7,849)	—	(7,849)
Accretion expense (Note 24)	6,524	—	6,524
December 31, 2018	$70,587	$4,568	$75,155
Revisions in estimates and obligations incurred	32,909	—	32,909
Acquired from Tahoe (Note 8)	77,320	732	78,052
Charged (credited) to earnings:
-new provisions	—	2,551	2,551
-change in estimate	—	(252)	(252)
-exchange gains on provisions	—	(265)	(265)
Charged in the year	—	(405)	(405)
Reclamation expenditures	(2,264)	—	(2,264)
Accretion expense (Note 24)	9,903	—	9,903
December 31, 2019	$188,455	$6,929	$195,384

Maturity analysis of total provisions:	December 31, 2019	December 31, 2018
Current	$7,372	$5,072
Non-Current	188,012	70,083
	$195,384	$75,155